Prepayments and Other Current Assets - Schedule of Prepayments and Other Current Assets (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Schedule Of Prepayments And Other Current Assets Abstract
Other receivables	[1]	¥ 70,466	$ 10,077	¥ 98,212
Employee advances		4,160	595	1,117
Prepaid rents		532	76	1,638
Others		23,364	3,340	11,077
Total prepayments and other current assets		¥ 98,522	$ 14,088	¥ 112,044

[1]	Other receivables primarily represent prepayments to suppliers to purchase service for on-demand delivery solution services and vehicle export solutions services.